FAIR VALUE MEASUREMENTS - Changes in Fair Value of Private Placement Warrant (Details) - USD ($)	3 Months Ended				6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			$ 53,005,335				$ 53,005,335
Change in fair value	$ (6,880,500)			$ (1,529,000)		$ 2,548,333	(16,054,501)	$ 17,328,667
Fair value	36,950,834				$ 53,005,335		36,950,834	53,005,335
Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			17,125,335		11,526,668		17,125,335
Change in fair value					5,596,667
Fair value					17,125,335			17,125,335
FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			10,654,540		255,538		10,654,540
Change in fair value					10,399,002
Fair value					10,654,540			10,654,540
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			17,125,335				17,125,335
Fair value	11,938,334				17,125,335		11,938,334	17,125,335
Level 3 | Private Placement Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	14,161,334	$ 12,350,001	17,125,335				17,125,335
Change in fair value	(2,223,000)	1,811,333	(4,775,334)
Fair value	11,938,334	14,161,334	12,350,001		17,125,335		11,938,334	17,125,335
Level 3 | FPA Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 0	3,160,168	10,654,540				$ 10,654,540
Change in fair value		(3,160,168)	(7,494,372)
Fair value		$ 0	$ 3,160,168		$ 10,654,540			$ 10,654,540